Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 7,020,676	$ 6,295,005
Less: accumulated depreciation	(2,658,904)	(2,176,068)
Property and equipment, net	4,361,772	4,118,937
Building [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	2,986,912	2,945,951
Transportation vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	245,535	216,880
Electronic devices [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	110,512	101,100
Office furniture and equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	162,170	145,827
Manufacturing devices [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	3,396,497	2,771,717
Construction in progress (CIP) [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 119,050	$ 113,530